CALIFORNIA 92009
BRUCE J. RUSHALL EILEEN L. McGEEVER	RUSHALL & McGEEVER A PROFESSIONAL LAW CORPORATION 6100 INNOVATION WAY CARLSBAD, CALIFORNIA 92009	TELEPHONE: (760) 438-6855 FACSIMILE: (760) 438-3026 E-MAIL: rm@rushallmcgeever.com

December 30, 2014

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street N.E.

Mail Stop 4561

Washington,  D.C. 20549

Attn: Michael Volley, Staff Accountant

        Jessica Livingston, Senior Counsel

Re:Ministry Partners Investment Company, LLC

Pre-Effective Amendment No. 2 to Registration Statement on Form S-1

Filed December 30, 2014

File No. 333-199237

Ladies and Gentlemen:

Filed with this letter is a blue line comparison copy of the above-referenced Pre-Effective Amendment No. 2 to the Pre-Effective Amendment No. 1, showing changes from the Pre-Effective Amendment No. 1.

Very truly yours,

/s/ Bruce J. Rushall

BRUCE J. RUSHALL

BJR/cak

Enc.

cc:James H. Overholt, CEO and President

Ministry Partners Investment Company, LLC

Sue Reilly

Daniel Flude